Investment Objectives and Goals	Oct. 31, 2025
Nuveen International Responsible Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Responsible Equity Fund
Nuveen Lifecycle 2010 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2010 Fund
Nuveen Green Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Green Bond Fund
Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Short Duration Impact Bond Fund
Nuveen Lifestyle Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifestyle Growth Fund